Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,755,000
Previously Paid Amount	0.00
Total Fee Amount	242.37
Total Offset Amount	0.00
Net Fee	242.37
Narrative - Max Aggregate Offering Price	$ 1,755,000
Final Prospectus	true